Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) - Income from Derivative Instruments (USD $)	12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Other Income (Expense) [Member]	Mar. 31, 2013 Other Income (Expense) [Member]	Dec. 31, 2013 Other Income (Expense) [Member]	Dec. 31, 2012 Other Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swap	$ (74,673)	$ 663,509	$ 94,157	$ (111,010)	$ (74,673)	$ 94,157	$ 663,509	$ (111,010)